Tradr 2X Long NVTS Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$43,892,211
TOTAL NET ASSETS — 100.0%	$43,892,211

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	Navitas Semiconductor Corporation	Receive	8.63% (OBFR01* + 500bps)	At Maturity	11/9/2026	$89,612,474	$-	$(1,993,716)
TOTAL EQUITY SWAP CONTRACTS								$(1,993,716)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.